Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2012
Borrowed Funds [Abstract]
Summary of borrowed funds

(Dollar amounts in thousands)	2012		2011
	Weighted average rate	Amount	Weighted average rate	Amount

FHLB advances:
Due within 12 months	2.69%	$100,147	2.80%	$30,684
Due beyond 12 months but within 2 years	2.88%	71,392	3.62%	72,647
Due beyond 2 years but within 3 years	3.13%	15,873	2.88%	71,392
Due beyond 3 years but within 4 years	2.15%	8,013	3.36%	14,613
Due beyond 4 years but within 5 years	1.03%	7,807	2.15%	8,019
Due beyond 5 years	3.61%	10,000	3.61%	10,000

		$213,232		$207,355

Repurchase agreements:
Due within 12 months	2.99%	$148,000	3.12%	$93,000
Due beyond 12 months but within 2 years	3.07%	40,000	3.30%	130,000
Due beyond 2 years but within 3 years	4.12%	10,000	3.07%	40,000
Due beyond 3 years but within 4 years	-	-	4.12%	10,000
Due beyond 4 years but within 5 years	4.28%	25,000	-	-
Due beyond 5 years	4.49%	45,000	4.42%	70,000

		$268,000		$343,000

Other borrowings:

ESOP borrowings
Due within 12 months	4.68%	$1,000	4.68%	$1,000
Due beyond 12 months but within 2 years	4.68%	1,000	4.68%	1,000
Due beyond 2 years but within 3 years	4.68%	1,000	4.68%	1,000
Due beyond 3 years but within 4 years	4.68%	250	4.68%	1,000
Due beyond 4 years but within 5 years	-	-	4.68%	250

		$3,250		$4,250

Corporate borrowings
Due within 12 months	-	$-	6.30%	$1,400
Due beyond 12 months but within 2 years	-	-	6.30%	1,400
Due beyond 2 years but within 3 years	-	-	6.30%	1,400

		$-		$4,200

Borrowings for joint ventures
Due within 12 months	-	$-	3.75%	$1,762
Due beyond 2 years but within 3 years	3.75%	74	-	-

		$74		$1,762

Junior subordinated notes
Due beyond 5 years	2.41%	$46,393	2.56%	$46,393